FAIR VALUE MEASUREMENTS (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
Description	Level	September 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$132,259,019	$132,253,093

Liabilities:
Warrant Liability – Public Warrants	1	$5,885,125	8,927,000
Warrant Liability – Private Placement Warrants	3	$3,740,000	5,673,000

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	September 22, 2020	September 30, 2020	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$132,250,000	$132,250,443	$132,253,093

Liabilities:
Warrant Liability – Public Warrants	1	6,482,000	6,474,000	8,927,000
Warrant Liability – Private Placement Warrants	3	4,200,000	4,194,000	5,673,000

Key Inputs into Modified Black-Scholes Model for Private Placement Warrants
The key inputs into the Modified Black-Scholes model for the Private Placement Warrants at September 30, 2021:
Input	September 30, 2021
Common Stock Price	$ 9.79
Expected term (years)	5.50
Expected Volatility (Private Placement Warrants) derived from Monte Carlo Simulation	15.14%
Estimated probability of successful business combination	90.00%
Exercise Price	$ 11.50
Risk-free rate of interest	1.15%

The key inputs into the Modified Black-Scholes model were as follows at initial measurement, September 30, 2020, and December 31, 2021:
Input	September 22, 2020	September 30, 2020	December 31, 2020
Common Stock Price	$ 9.51	$ 9.51	$ 10.33
Expected term (years)	6.00	5.98	5.73
Expected Volatility (Public Warrants) derived from Monte Carlo Simulation	17.04%	17.04%	17.04%
Expected Volatility (Private Placement Warrants) derived from Monte Carlo Simulation	17.40%	17.40%	17.34%
Estimated probability of successful business combination	100.00%	100.00%	100.00%
Exercise Price	$ 11.50	$ 11.50	$ 11.50
Risk-free rate of interest	0.36%	0.37%	0.47%

Level 3 Changes in Fair Value of Warrant Liabilities
The following table presents the Level 3 changes in the fair value of warrant liabilities:
Private Placement
Fair value as of January 1, 2021	$5,673,000
Change in fair value	(1,054,000)
Fair value as of March 31, 2021	4,619,000
Change in fair value	811,000
Fair value as of June 30, 2021,	5,430,000
Change in fair value	(1,690,000)
Fair value as of September 30, 2021	$ 3,740,000

The following table presents the changes in the fair value of warrant liabilities:
	Private Placement	Public	Warrant Liabilities
Fair value as of July 13, 2020 (inception)	$ —	$ —	$ —
Initial measurement on September 22, 2020	4,200,000	6,482,000	10,682,000
Change in fair value of warrant liabilities	(6,000)	(8,000)	(14,000)
Fair value as of September 30, 2020	$4,194,000	6,474,000	10,668,000
Change in fair value of warrant liabilities	1,479,000	2,453,000	3,932,000
Fair value as of December 31, 2020	$5,673,000	$8,927,000	$14,600,000